UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2009



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            December 31, 2009
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       114
Entry Total:
Form 13F Information Table     	 $425,206,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----

  S&P 500 SPDR                      UNIT SER 1  78462F103       246      2,203   SH       Sole                   2,203
 SPDR DJ Wilshire Int'l Real       DJ WIL      78463x863     6,060    173,682   SH       Sole                 173,682
 Estate                            REIT
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     2,964     95,014   SH       Sole                  95,014
                                   EXUS
 iShares MSCI EAFE                 MSCI EAFE   464287465    37,231    673,495   SH       Sole                 673,495
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    23,620    428,518   SH       Sole                 428,518
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       345      8,315   SH       Sole                   8,315
                                   MKT
 iShares Russell 1000 Growth       RUSSELL     464287614   139,239  2,793,155   SH       Sole               2,793,155
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       317      5,166   SH       Sole                   5,166
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598    69,077  1,203,429   SH       Sole               1,203,429
                                   0VAL
 iShares Russell 2000 Growth       RUSL 2000   464287648       275      4,038   SH       Sole                   4,038
                                   GROW
 iShares S&P 500                   S&P 500     464287200    80,786    722,527   SH       Sole                 722,527
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,437     24,774   SH       Sole                  24,774
 iShares S&P 600 Growth            S&P SMLCAP  464287887       832     14,558   SH       Sole                  14,558
 3M Co.                            COM         88579y101       260      3,140   SH       Sole                   3,140
 AT&T Inc.                         COM         00206R102     1,178     42,013   SH       Sole                  42,013
 Abbott Laboratories               COM         002824100     2,466     45,667   SH       Sole                  45,667
 Allstate Corp                     COM         020002101       314     10,438   SH       Sole                  10,438
 Altria Group                      COM         718154107       231     11,778   SH       Sole                  11,778
 American Express Co.              COM         025816109       267      6,587   SH       Sole                   6,587
 Amgen Inc.                        COM         311621007       317      5,596   SH       Sole                   5,596
 Apache Corp                       COM         037411105       325      3,151   SH       Sole                   3,151
 Apple Computer, Inc.              COM         378331003     1,241      5,891   SH       Sole                   5,891
 Applied Materials Inc             COM         382221059       409     29,314   SH       Sole                  29,314
 Aptar Group                       COM         383361037     1,083     30,300   SH       Sole                  30,300
 Bank of New York Mellon Co.       COM         064058100       371     13,271   SH       Sole                  13,271
 BankAmerica Corp.                 COM         605051044       566     37,550   SH       Sole                  37,550
 Baxter International Inc.         COM         718131097       536      9,137   SH       Sole                   9,137
 Becton Dickenson & Co.            COM         758871099       227      2,873   SH       Sole                   2,873
 Boeing Co.                        COM         970231056       396      7,322   SH       Sole                   7,322
 Bristol-Myers Squibb Company      COM         110122108       290     11,497   SH       Sole                  11,497
 British Petroleum Amoco           COM         556221042     1,139     19,653   SH       Sole                  19,653
 Burlington Northern Santa Fe      COM         12189T104       263      2,665   SH       Sole                   2,665
 Corp.
 C H Robinson                      COM         12541W100     1,239     21,089   SH       Sole                  21,089
 C V S Corp Del                    COM         126650100       207      6,415   SH       Sole                   6,415
 Carnival Corp.                    COM         143658102       345     10,897   SH       Sole                  10,897
 Caterpillar Inc.                  COM         149123101       936     16,420   SH       Sole                  16,420
 Charles Schwab                    COM         808513105       251     13,315   SH       Sole                  13,315
 ChevronTexaco Corp.               COM         166764100     1,075     13,969   SH       Sole                  13,969
 Cisco Systems Inc.                COM         17275R102       724     30,244   SH       Sole                  30,244
 Citigroup Inc.                    COM         172967101       190     57,321   SH       Sole                  57,321
 Coca Cola                         COM         191216100       636     11,151   SH       Sole                  11,151
 Colgate-Palmolive Co              COM         194162103       261      3,182   SH       Sole                   3,182
 ComCast                           COM         20030N101       169     10,051   SH       Sole                  10,051
 Conocophillips                    COM         718507106       338      6,619   SH       Sole                   6,619
 DCT Industrial Trust Inc          COM         233153105       626    124,709   SH       Sole                 124,709
 Dell Inc.                         COM         24702r101       150     10,477   SH       Sole                  10,477
 Devon Energy Corporation          COM         25179M103       215      2,921   SH       Sole                   2,921
 Diamond Management & Technology   COM         25278P106       200     27,145   SH       Sole                  27,145
 Consultant
 Discover Financial Services LLC   COM         254709108       230     15,633   SH       Sole                  15,633
 Dr. Pepper Snapple Group          COM         26138E109       224      7,914   SH       Sole                   7,914
 E*TRADE Financial Corp            COM         269246104        33     19,025   SH       Sole                  19,025
 Edwards Lifesciences              COM         2.82E+112       244      2,814   SH       Sole                   2,814
 Exelon Corporation                COM         30161N101     1,008     20,634   SH       Sole                  20,634
 Exxon Mobil Corporation           COM         30231G102     2,229     32,691   SH       Sole                  32,691
 Ford Motor Company                COM         345370860       409     40,918   SH       Sole                  40,918
 Franklin Resources Inc.           COM         354613101       247      2,342   SH       Sole                   2,342
 General Electric                  COM         369604103       959     63,415   SH       Sole                  63,415
 Glaxosmithkline                   COM         37733W105       511     12,106   SH       Sole                  12,106
 Goldman Sachs Group               COM         38141G104       479      2,835   SH       Sole                   2,835
 Google Inc                        COM         38259p508       600        967   SH       Sole                     967
 Half Robert Int'l                 COM         770323103       259      9,700   SH       Sole                   9,700
 Hewitt Associates Inc             COM         42822Q100     1,166     27,599   SH       Sole                  27,599
 Hewlett Packard Co                COM         428236103     1,350     26,213   SH       Sole                  26,213
 Home Depot                        COM         437076102       346     11,948   SH       Sole                  11,948
 IBM                               COM         459200101     1,659     12,677   SH       Sole                  12,677
 Illinois Tool Works               COM         452308109       279      5,824   SH       Sole                   5,824
 Intel Corp.                       COM         458140100     1,141     55,914   SH       Sole                  55,914
 J P Morgan Chase & Co.            COM         46625H100     1,248     29,951   SH       Sole                  29,951
 Johnson & Johnson                 COM         478160104     1,135     17,624   SH       Sole                  17,624
 Lend Lease Corp LTD               COM         526023205       253     27,823   SH       Sole                  27,823
 Marshall & Ilsley Corp            COM         571837103       110     20,258   SH       Sole                  20,258
 McDonald's Corporation            COM         580135101    11,248    180,136   SH       Sole                 180,136
 Medco Health Solutions            COM         58405u102       209      3,266   SH       Sole                   3,266
 Medtronic Inc.                    COM         585055106       335      7,617   SH       Sole                   7,617
 Merck & Co, Inc.                  COM         589331107       615     16,837   SH       Sole                  16,837
 Microsoft Corp.                   COM         594918104     1,302     42,729   SH       Sole                  42,729
 Monsanto Co.                      COM         61166W101       244      2,990   SH       Sole                   2,990
 Morgan Stanley / Dean Witter      COM         617446448       531     17,943   SH       Sole                  17,943
 Motorola Inc.                     COM         620076109       244     31,438   SH       Sole                  31,438
 National Oilwell Varco            COM         637071101       228      5,178   SH       Sole                   5,178
 Northern Trust                    COM         665859104       397      7,572   SH       Sole                   7,572
 Novamed Eyecare Inc.              COM         66986W108       133     34,320   SH       Sole                  34,320
 Occidental Petroleum Corp         COM         674599105       347      4,270   SH       Sole                   4,270
 Oracle Corp.                      COM         68389X105       446     18,201   SH       Sole                  18,201
 Pepsico Inc                       COM         713448108       522      8,585   SH       Sole                   8,585
 Pfizer Inc.                       COM         717081103       829     45,585   SH       Sole                  45,585
 Philip Morris International Inc.  COM         718172109       496     10,299   SH       Sole                  10,299
 Praxair Inc                       COM         74005P104       290      3,609   SH       Sole                   3,609
 Procter & Gamble                  COM         742718109       801     13,214   SH       Sole                  13,214
 Qualcomm, Inc.                    COM         747525103       465     10,056   SH       Sole                  10,056
 Rockwell Medical Technologies     COM         774374102        85     11,000   SH       Sole                  11,000
 Inc.
 SWMX Inc.                         COM         785025107         1  1,309,000   SH       Sole               1,309,000
 Schlumberger                      COM         806857108       394      6,053   SH       Sole                   6,053
 Serefex Corp.                     COM         81748P101         0     30,000   SH       Sole                  30,000
 Sirius XM Radio Inc               COM         82966U103        11     18,421   SH       Sole                  18,421
 Sprint Nextel Corp.               COM         852061100        37     10,223   SH       Sole                  10,223
 Starwood Hotels and Resorts       COM         85590A203       400     10,937   SH       Sole                  10,937
 Texas Instruments Inc.            COM         882508104       328     12,583   SH       Sole                  12,583
 Tiffany & Co                      COM         886547108       217      5,038   SH       Sole                   5,038
 Time Warner Inc.                  COM         887317105       233      7,997   SH       Sole                   7,997
 US Bancorp                        COM         902973304       203      8,998   SH       Sole                   8,998
 Ulta Salon, Cosmetics & Fragrace  COM         90384S303       199     10,978   SH       Sole                  10,978
 Union Pacific                     COM         907818108       280      4,385   SH       Sole                   4,385
 United Parcel Service Class B     COM         911312106       286      4,988   SH       Sole                   4,988
 United Technologies Corp.         COM         913017109       352      5,078   SH       Sole                   5,078
 Verizon Communications            COM         92343V104       518     15,630   SH       Sole                  15,630
 Wal-Mart                          COM         931142103     1,101     20,594   SH       Sole                  20,594
 Walgreen Company                  COM         931422109       473     12,873   SH       Sole                  12,873
 Walt Disney Co.                   COM         254687106       779     24,143   SH       Sole                  24,143
 Wells Fargo & Co New              COM         949746101     1,380     51,131   SH       Sole                  51,131
 XTO Energy Inc                    COM         98385X106       258      5,551   SH       Sole                   5,551